Borrowings, other debts and derivative liabilities - Summary of Maturities of Long-term Debt (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Debt Disclosure [Abstract]
Within 1 year	¥ 161,126	¥ 85,566
Between 1 and 2 years	0	68,075
Total	¥ 161,126	¥ 153,641